Financial risk management	12 Months Ended
Dec. 31, 2022
Financial risk management
Financial risk management

18.Financial risk management

The Company’s activities expose it to a variety of financial risks: credit risk, liquidity risk and market risk (including interest rate risk, foreign currency risk and price risk).

The fair values of cash and cash equivalents, accounts payable, export prepayment agreement, due from related party and note payable approximate their carrying values due to the short term to maturity of these financial instruments.

a.Credit risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. The Company’s credit risk is primarily attributable to cash and cash equivalents. The Company’s cash and cash equivalents are held with established institutions for which management believes the risk of loss to be remote.

b.Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet liabilities when due. To the extent the Company does not believe it has sufficient liquidity to meet obligations, it will consider securing additional equity or debt funding.

18.	Financial risk management (continued)

b.Liquidity risk (continued)

As of December 31, 2022, the carrying amount of financial liabilities, measured using the amortized cost method are described below. Their corresponding maturities are evidenced below:

Contractual obligations	one year	2-3 years	more than 3 years	Total
Accounts payable and accrued liabilities	$28,202	—	—	$28,080
Export prepayment agreement (Note 13)	—	81,389	—	81,389
Lease liabilities	680	722	2,267	3,669

c.Market risk

Market risk is the risk of loss that may arise from changes in market such as interest rates and foreign exchange rates.

i.Interest rate risk

The Company has cash and cash equivalents balances. The Company’s current policy is to invest surplus cash in high yield savings accounts with a Canadian chartered bank with which it keeps its bank accounts.

The Company had debt instruments, as disclosed in note 10. The debt instruments on December 31, 2021, were exposed to interest as per the CDI (Brazilian Interbank rate).

Additionally, on December 13, 2022 the Company entered into an export prepayment agreement exposed to interest BSBY + 6.95%, as disclosed in note 13.

●	Sensitivity to a plus or minus 10% change in the interest rate of the export prepayment agreement would affect the Company’s consolidated statements of net loss and comprehensive loss by approximately $1,008.

ii.Foreign currency risk

The Company’s functional and presentation currency is the Canadian dollar and major purchases are transacted in Canadian dollars. The Company also has significant balances in Brazilian Reais and United States dollars that are subject to foreign currency risk as follows:

18.Financial risk management (continued)

cMarket risk (continued)

ii.Foreign currency risk (continued)

Balance, December 31,		2022	2021
			(Restated
			note 2)

Brazilian Reais
Current assets	Reais	291,915	4,279
Current liabilities	Reais	(116,874)	(11,692)

Balance, December 31,		2022	2021
United States Dollar
Cash in banks	US	28,704	67,088
Current liabilities	US	(3,800)	—
Non-current liabilities	US	(60,114)	—

	December 31, 2022		December 31, 2021
	Amount in	Equivalent	Amount in	Equivalent
	denominated	Amount	denominated	Amount
Denominated Currencies	currency	in Canadian $	currency	in Canadian $
Deposits in Brazilian Reais	223,635	$57,325	3,051	$699
Deposits in United States Dollars	28,704	38,886	67,088	84,760
	—	$96,211	—	$85,459

The Company is exposed to foreign currency risk on fluctuations related to cash and cash equivalents, receivables, export prepayment agreement, accounts payable, accrued liabilities and other liabilities denominated in Brazilian Reais and US dollars:

●	Sensitivity to a plus or minus 10% change in the foreign exchange rate of the Brazilian Reais compared to the Canadian dollar would affect the Company’s consolidated statements of net loss and comprehensive loss by approximately $3,999 with all other variables held constant.
●	Sensitivity to a plus or minus 10% change in the foreign exchange rate of the US dollar compared to the Canadian dollar would affect The Company’s consolidated statements of net loss and comprehensive loss by approximately $4,770 with all other variables held constant.